Offerings - Offering: 1	Nov. 19, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, par value $0.01 per share ("Common Shares")
Maximum Aggregate Offering Price	$ 400,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,240
Offering Note

(1)	Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price. This registration fee table shall be deemed to update the “Calculation of Registration Fee Tables” in National Storage Affiliates Trust’s (the “Registrant”) registration statement on Form S-3ASR (File No. 333-277750) filed on March 7, 2024 in accordance with Rules 456(b) and 457(r) under the Securities Act.